Other assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets, Other [Abstract]
Other non-current assets	€ 119	€ 127
Other current assets	529	588
Current contract assets	354	349
Current prepaid expenses	€ 180	€ 238